Other Information - Commitments Bluevia Fibra (Details) € in Millions, realEstate in Millions	Dec. 20, 2022 EUR (€) realEstate	Apr. 20, 2022 EUR (€)
Telefónica, S.A. | Bluevia Fibra S.L.U.
Commitments [Line Items]
Proportion of voting rights held in subsidiary (as a percent)	55.00%
Telefónica España Filiales | Bluevia Fibra S.L.U.
Commitments [Line Items]
Proportion of voting rights held in subsidiary (as a percent)	30.00%
Telefonica Indra, S.L. | Bluevia Fibra S.L.U.
Commitments [Line Items]
Proportion of voting rights held in subsidiary (as a percent)	25.00%
Equity funds contributed | €	€ 1,247
Vauban/CAA | Bluevia Fibra S.L.U.
Commitments [Line Items]
Proportion of voting rights held in subsidiary (as a percent)	45.00%
Total | €		€ 1,021
Vauban/CAA | Bluevia Fibra S.L.U. | Telefónica, S.A.
Commitments [Line Items]
Total | €	€ 1,021
Bluevia Fibra S.L.U. | Telefónica, S.A.
Commitments [Line Items]
Purchase of real estate units | realEstate	3.9
Number of real estate units to deploy in future | realEstate	1.1
Period in which real estate units will be deployed	2 years
Expected ownership of real estate unit | realEstate	5.0
Purchase of real estate units, to total network (in percentage)	14.00%